Interest-Bearing Liabilities - Summary of Interest-Bearing Liabilities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Borrowings, current
Current part of non-current borrowings	kr 8,995	kr 2,865
Other borrowings, current	8,660	3,119
Total borrowings, current	17,655	5,984
Borrowings, non-current
Notes and bond loans	29,071	26,752
Other borrowings, non-current	147	194
Total borrowings, non-current	29,218	26,946
Total interest-bearing liabilities	kr 46,873	kr 32,930